GUARANTEES, CAPITAL COMMITMENTS AND CONTINGENCIES (Details) - EUR (€)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
GUARANTEES, CAPITAL COMMITMENTS AND CONTINGENCIES [Abstract]
Guarantees	€ 0	€ 0	€ 0
Capital commitments	0	0	0
Contingent liabilities	€ 0	€ 0	€ 0